Restatement of Previously Issued Financial Statements (Details) - Schedule of impact of restatement on balance sheet, statement of operations and statements of cash flows - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)
	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Aug. 10, 2020	Jun. 02, 2020
Total assets		$ 250,451,845				$ 250,451,845	$ 251,235,286	$ 251,235,286
Total current liabilities		2,686,384				2,686,384	736,222	736,222
Derivative warrant liabilities		8,100,000				8,100,000	7,492,500	7,492,500
Total liabilities		19,536,384				19,536,384	16,978,722	16,978,722
Ordinary shares, no par value; unlimited shares authorized; 22,925,656 shares subject to possible redemption at 10.00 per share		225,915,460				225,915,460	229,256,560	229,256,560
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding
Ordinary shares, no par value; unlimited shares authorized; 8,824,344 shares issued and outstanding (excluding 22,925,656 shares subject to possible redemption)		11,323,159				11,323,159	7,982,059	7,982,059
Accumulated deficit		(6,323,158)				(6,323,158)	(2,982,055)	(2,982,055)
Total shareholders' equity	$ 14,780	5,000,001	$ 5,000,006			5,000,001	5,000,004	5,000,004		$ 0
Total liabilities and shareholders' equity		250,451,845				250,451,845	251,235,286	251,235,286
General and administrative expenses	10,220	527,580				$ 2,757,314	787,645
Net gain from investments held in Trust Account							64,000
Net income (loss)	(10,220)	$ (3,153,845)	$ (187,258)				$ (3,000,000.0)
Weighted average shares outstanding of ordinary shares, basic and diluted (in Shares)		25,000,000				25,000,000	25,000,000
Basic and diluted net loss per share, ordinary shares (in Dollars per share)		$ 0.00				$ 0.00	$ 0.00
Net income (loss)	(10,220)	$ (3,153,845)				$ (3,341,103)	$ (2,982,055)	(2,982,055)
Change in fair value of warrant liabilities		$ 2,632,500				607,500	2,227,500
Net cash used in operating activities	(5)					(752,965)	(564,227)
Net cash used in investing activities							(250,000,000)
Net cash provided by financing activities	550						251,325,750
Net change in cash	545					(752,965)
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	25,000						25,000
Offering costs included in accrued expenses	$ 27,560						70,000
Deferred underwriting commissions							8,750,000
Initial value of ordinary shares subject to possible redemption							232,178,130
Change in value of ordinary shares subject to possible redemption						$ (3,341,100)	(2,921,570)
As Previously Reported [Member]
Total assets				$ 251,441,956	$ 251,441,956		251,235,286	251,235,286	$ 251,994,299
Total current liabilities				388,082	388,082		736,222	736,222	801,165
Other offering costs				8,750,000	8,750,000		8,750,000	8,750,000	8,750,000
Total liabilities				9,138,082	9,138,082		9,486,222	9,486,222	9,551,165
Ordinary shares, no par value; unlimited shares authorized; 22,925,656 shares subject to possible redemption at 10.00 per share				237,303,870	237,303,870		236,749,060	236,749,060	237,443,130
Ordinary shares, no par value; unlimited shares authorized; 8,824,344 shares issued and outstanding (excluding 22,925,656 shares subject to possible redemption)				5,188,763	5,188,763		5,743,573	5,743,573	5,049,504
Accumulated deficit				(188,759)	(188,759)		(743,569)	(743,569)	(49,500)
Total shareholders' equity				5,000,004	5,000,004		5,000,004	5,000,004	5,000,004
Total liabilities and shareholders' equity				251,441,956	251,441,956		251,235,286	251,235,286	251,994,299
General and administrative expenses				173,275	183,495		787,645
Administrative fee - related party				20,000	20,000		20,000
Loss from operations				(193,275)	(203,495)		(807,645)
Net gain from investments held in Trust Account				14,736	14,736		64,076
Net income (loss)				$ (178,539)	$ (188,759)		$ (743,569)
Weighted average shares outstanding of Founder Shares, basic and diluted (in Shares)				6,750,000	6,750,000		6,750,000
Basic and diluted net income (loss) per share, Founder Shares (in Dollars per share)				$ (0.03)	$ (0.03)		$ (0.12)
Weighted average shares outstanding of ordinary shares, basic and diluted (in Shares)				25,000,000	25,000,000		25,000,000
Net income (loss)							$ (743,569)
Net cash used in operating activities					$ (412,696)		(564,227)
Net cash used in investing activities					(250,000,000)		(250,000,000)
Net cash provided by financing activities					251,344,656		251,325,750
Net change in cash					931,960		761,523
Offering costs paid by Sponsor in exchange for issuance of ordinary shares					25,000		25,000
Offering costs included in accrued expenses					70,000		70,000
Deferred underwriting commissions					8,750,000		8,750,000
Initial value of ordinary shares subject to possible redemption					237,443,130		237,443,130
Change in value of ordinary shares subject to possible redemption					(139,264)		(694,070)
Restatement Adjustment [Member]
Derivative warrant liabilities				$ 5,197,500	5,197,500		7,492,500	7,492,500	5,265,000
Total liabilities				5,197,500	5,197,500		7,492,500	7,492,500	5,265,000
Ordinary shares, no par value; unlimited shares authorized; 22,925,656 shares subject to possible redemption at 10.00 per share				(5,197,500)	(5,197,500)		(7,492,500)	(7,492,500)	(5,265,000)
Ordinary shares, no par value; unlimited shares authorized; 8,824,344 shares issued and outstanding (excluding 22,925,656 shares subject to possible redemption)				(56,514)	(56,514)		2,238,486	2,238,486	10,986
Accumulated deficit				56,514	56,514		(2,238,486)	(2,238,486)	(10,986)
Change in fair value of derivative warrant liabilities				67,500	67,500		(2,227,500)
Offering costs associated with issuance of derivative warrant liabilities				(10,986)	(10,986)		(10,986)
Net income (loss)				$ 56,514	$ 56,514		$ (2,238,486)
Basic and diluted net income (loss) per share, Founder Shares (in Dollars per share)				$ 0.01	$ 0.01		$ (0.33)
Net income (loss)							$ (2,238,486)
Change in fair value of warrant liabilities					$ (67,500)		2,227,500
Offering costs associated with issuance of private warrants					10,986		10,986
Net cash used in operating activities					0
Net change in cash					0		0
Initial value of ordinary shares subject to possible redemption					(5,265,000)		(5,265,000)
Change in value of ordinary shares subject to possible redemption					67,504		(2,227,500)
As Restated [Member]
Total assets				$ 251,441,956	251,441,956		251,235,286	251,235,286	251,994,299
Total current liabilities				388,082	388,082		736,222	736,222	801,165
Other offering costs				8,750,000	8,750,000		8,750,000	8,750,000	8,750,000
Derivative warrant liabilities				5,197,500	5,197,500		7,492,500	7,492,500	5,265,000
Total liabilities				14,335,582	14,335,582		16,978,722	16,978,722	14,816,165
Ordinary shares, no par value; unlimited shares authorized; 22,925,656 shares subject to possible redemption at 10.00 per share				232,106,370	232,106,370		229,256,560	229,256,560	232,178,130
Ordinary shares, no par value; unlimited shares authorized; 8,824,344 shares issued and outstanding (excluding 22,925,656 shares subject to possible redemption)				5,132,249	5,132,249		7,982,059	7,982,059	5,060,490
Accumulated deficit				(132,245)	(132,245)		(2,982,055)	(2,982,055)	(60,486)
Total shareholders' equity				5,000,004	5,000,004		5,000,004	5,000,004	5,000,004
Total liabilities and shareholders' equity				251,441,956	251,441,956		251,235,286	$ 251,235,286	$ 251,994,299
General and administrative expenses				173,275	183,495		787,645
Administrative fee - related party				20,000	20,000		20,000
Loss from operations				(193,275)	(203,495)		(807,645)
Change in fair value of derivative warrant liabilities				67,500	67,500		(2,227,500)
Offering costs associated with issuance of derivative warrant liabilities				(10,986)	(10,986)		(10,986)
Net gain from investments held in Trust Account				14,736	14,736		64,076
Net income (loss)				$ (122,025)	$ (132,245)		$ (2,982,055)
Weighted average shares outstanding of Founder Shares, basic and diluted (in Shares)				6,750,000	6,750,000		6,750,000
Basic and diluted net income (loss) per share, Founder Shares (in Dollars per share)				$ (0.02)	$ (0.02)		$ (0.45)
Weighted average shares outstanding of ordinary shares, basic and diluted (in Shares)				25,000,000	25,000,000		25,000,000
Basic and diluted net loss per share, ordinary shares (in Dollars per share)				$ 0.00	$ 0.00		$ 0.00
Net income (loss)							$ (2,982,055)
Change in fair value of warrant liabilities					$ (67,500)		2,227,500
Offering costs associated with issuance of private warrants					10,986		10,986
Net cash used in operating activities					(412,696)		(564,227)
Net cash used in investing activities					(250,000,000)		(250,000,000)
Net cash provided by financing activities					251,344,656		251,325,750
Net change in cash					931,960		761,523
Offering costs paid by Sponsor in exchange for issuance of ordinary shares					25,000		25,000
Offering costs included in accrued expenses					70,000		70,000
Deferred underwriting commissions					8,750,000		8,750,000
Initial value of ordinary shares subject to possible redemption					232,178,130		232,178,130
Change in value of ordinary shares subject to possible redemption					$ (71,760)		$ (2,921,570)